RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from related parties and current contract assets	$ 389	$ 1,443
Financial instrument assets	239	199
Current portion of contract liability	41	35
Financial instrument liabilities	730	687
To Current Liabilities Due To Related Parties	850	835
Financial instrument liabilities	2,519	2,433
Due to related parties	682	705
Corporate borrowings	1,514	2,626
Non-recourse borrowings	21,969	22,117
Other long-term liabilities	1,666	1,764
Brookfield
Disclosure of transactions between related parties [line items]
Contract asset	65	61
Amounts due from	359	1,386
Financial instrument assets	86	170
Contract asset	282	314
Current portion of contract liability	41	35
Amounts due to	559	541
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	42	39
Due to related parties	460	496
Contract liability	684	680
Brookfield | Brookfield Global Transition Fund I
Disclosure of transactions between related parties [line items]
Due to related parties	83	81
Receivables due from related parties	272	1,328
Brookfield | Subsidiaries With Material Noncontrolling Interests Brookfield Infrastructure Fund IV
Disclosure of transactions between related parties [line items]
Due to related parties	0	6
Brookfield | Brookfield Global Transition Fund II
Disclosure of transactions between related parties [line items]
Due to related parties	290	307
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Amounts due from	30	57
Non-current amounts due from related parties	135	135
Amounts due to	19	13
Due to related parties	21	1
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	1	2
Amounts due to	230	242
Financial instrument liabilities	2	2
Due to related parties	201	208
Corporate borrowings	7	8
Brookfield Reinsurance and associates
Disclosure of transactions between related parties [line items]
Other long-term liabilities	11	11
Brookfield Reinsurance and associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-recourse borrowings	$ 99	$ 101